Vessel Charters - Additional Information (Detail) - Vessel	1 Months Ended	6 Months Ended
	Feb. 29, 2016	Jun. 30, 2016
Teekay LNG [Member]
Property Subject to or Available for Operating Lease [Line Items]
Sale leaseback transaction, term of contract	10 years
Teekay LNG [Member] | Suezmax Tankers [Member]
Property Subject to or Available for Operating Lease [Line Items]
Capital leased assets, number of vessels		2
Teekay LNG [Member] | Teekay Tangguh Borrower LLC [Member]
Property Subject to or Available for Operating Lease [Line Items]
Ownership percentage		99.00%
Teekay LNG [Member] | Teekay BLT Corporation [Member]
Property Subject to or Available for Operating Lease [Line Items]
Ownership percentage		69.00%
Teekay Tangguh Borrower LLC [Member] | Teekay BLT Corporation [Member]
Property Subject to or Available for Operating Lease [Line Items]
Ownership percentage		70.00%
Teekay BLT Corporation [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels		2